SCHEDULE MOVEMENT OF MACHINERY AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Property, Plant, and Equipment [Abstract]
Balance at the beginning of the period	$ 4,285,476	$ 4,877,172
Purchases	142,700	83,704
Equipment transferred from inventories	354,795	448,686
Disposals	(414,848)	(1,056,751)
Exchange differences	115,259	(67,335)
Balance at the end of the period	$ 4,483,382	$ 4,285,476